Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net Income	$ 5,086,655	$ 4,400,690
Other comprehensive (loss) income, net of tax:
Unrealized holding (loss) gain on available-for-sale securities arising during the period	(337,678)	408,917
Reclassification adjustment for loss (gain) realized in income	5,521	(351,301)
Net change in unrealized (loss) gain	(332,157)	57,616
Tax effect	112,933	(19,589)
Other comprehensive (loss) income, net of tax	(219,224)	38,027
Total comprehensive income	$ 4,867,431	$ 4,438,717